Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Loss Per Share [Abstract]
Schedule of basic and diluted income (loss) per share

	Three Months Ended June 30,		Six Months Ended June 30,	January 10, 2019 (Inception) to June 30,
(Amounts in US$'s, except share data)	2020	2019	2020	2019
Numerator:
Net Loss	$(7,565,685)	$(4,287,757)	$(14,591,223)	$(5,058,434)
Numerator for basic earnings per share – loss available to common shareholders	$(7,565,685)	$(4,287,757)	$(14,591,223)	$(5,058,434)
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	128,658,540	28,065,385	128,570,426	36,463,393
Dilutive effect of warrants and options	—	—	—	—
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	128,658,540	28,065,385	128,570,426	36,463,393
Basic loss per common share	$(0.06)	$(0.15)	$(0.11)	$(0.14)
Diluted loss per common share	$(0.06)	$(0.15)	$(0.11)	$(0.14)

(Amounts in US$'s, except share data)	January 10, 2019 (Inception) to December 31, 2019
Numerator:
Net loss	$(27,545,255)

Numerator for basic earnings per share - loss available to common shareholders	$(27,545,255)

Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	48,714,099
Dilutive effect of warrants and options	—
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	48,714,099
Basic loss per common share	$(0.57)
Diluted loss per common share	$(0.57)